Depreciation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Depreciation [Abstract]
Schedule of Depreciation

Amounts in US$ ‘000	2021	2020	2019
Oil and gas properties	66,011	89,344	83,276
Production facilities and machinery	12,468	16,820	16,708
Furniture, equipment and vehicles	1,960	2,317	2,096
Buildings and improvements	700	490	804
Depreciation of property, plant and equipment (a)	81,139	108,971	102,884
Related to:
Productive assets	78,479	106,164	99,984
Administrative assets	2,660	2,807	2,900
Depreciation total (a)	81,139	108,971	102,884
(a)	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.